Current and long-term debt - Schedule of minimum threshold for the aggregate fair market value of vessels as a percentage (Details)	1 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2017
KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	155.00%	155.00%
2017 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		155.00%	155.00%
Borrowings, Financial Covenants, Period One [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	145.00%
Borrowings, Financial Covenants, Period One [Member] | Vessels [member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		145.00%
Borrowings, Financial Covenants, Period Two [Member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	150.00%
Borrowings, Financial Covenants, Period Two [Member] | Vessels [member] | ABN AMRO Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		150.00%